Convertible Preferred Stock and Stockholders' Equity	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Equity [Abstract]
Convertible Preferred Stock and Stockholders' Equity
6. Convertible Preferred Stock
On June 18, 2024, the Company issued 20,000,000 shares of the Convertible Preferred Stock to a related party, Fairmount Healthcare Fund II L.P., an affiliate fund of Fairmount, at a purchase price of $0.0001 per share for gross proceeds of less than $0.1 million.
Upon the issuance of the Convertible Preferred Stock, the Company assessed the embedded conversion and liquidation features of the securities as described below and determined that such features did not require the Company to separately account for these features as embedded derivatives.
As of December 31, 2024 and June 18, 2024, Convertible Preferred Stock consisted of the following (in thousands, except share amounts):

	December 31, 2024 and June 18, 2024
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series Seed Preferred Stock	20,000,000	20,000,000	$2	$2	12,622,000

	20,000,000	20,000,000	$2	$2	12,622,000

The holders of the Convertible Preferred Stock have the following rights and preferences:
Voting
The holders of Convertible Preferred Stock are entitled to vote, together with the holders of the Company’s common stock, on all matters submitted to stockholders for a vote. Each holder of outstanding shares of Convertible Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. A majority vote of the holders of Convertible Preferred Stock is required to liquidate or dissolve the Company, amend the certificate of incorporation or bylaws in a manner that adversely affects the rights of the Convertible Preferred Stock, reclassify common stock or establish another class of capital stock (unless the same ranks junior to the Convertible Preferred Stock with respect to its rights), create shares that would rank senior to or authorize additional shares of Convertible Preferred Stock, declare a dividend or make a distribution.
In addition, the holders of shares of Convertible Preferred Stock are entitled to elect one director of the Company. The holders of shares of common stock and any other class or series of voting stock (including Convertible Preferred Stock), exclusively and voting together as a single class, are entitled to elect the balance of the total number of directors of the Company.
Conversion
Each share of Convertible Preferred Stock is convertible into common shares at the option of the holder, at any time, and without the payment of additional consideration by the holder. Additionally, in the event of a mandatory conversion, such as the Merger, each share of Convertible Preferred Stock will be automatically converted into shares of newly created non-voting
preferred stock at the applicable conversion ratio then in effect upon (i) the closing of a firm-commitment underwritten public offering of the Company’s common stock at a price of at least $1.00 per share resulting in at least $50.0 million of gross proceeds to the Company, net of the underwriting discount and commissions, and (ii) the vote or written consent of the holders of a majority of the outstanding shares of preferred stock, voting as a single class. The rights, privileges, duties and obligations relating to the non-voting
preferred stock are to be determined at the time of a mandatory conversion.
The conversion ratio of Convertible Preferred Stock is determined by dividing the original issue price by the conversion price in effect at the time of conversion. The original issue price is $0.0001 per share for Convertible Preferred Stock (in each case subject to appropriate adjustment in the event of any stock split, stock dividend, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated). The conversion price is $0.0001 per share for Convertible Preferred Stock. As of December 31, 2024, each outstanding share of Convertible Preferred Stock was convertible into common stock on a
1-for-0.6311
basis.
Dividends
The Company may not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of common stock payable in shares of common stock) unless the holders of the Convertible Preferred Stock then outstanding first receive, or simultaneously receive, a dividend on each outstanding share of Convertible Preferred Stock in an amount at least equal to (i) in the case of a dividend being distributed to common stock or any class or series that is convertible into common stock, the equivalent dividend on an as-converted
basis or (ii) in the case of a dividend on any class or series that is not convertible into common stock, a dividend equal to a dividend rate on Convertible Preferred Stock calculated based on the respective original issue price of Convertible Preferred Stock of $0.0001 per share. Dividends are non-cumulative.
As of December 31, 2024, no cash dividends had been declared or paid by the Company.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, or upon the occurrence of a Deemed Liquidation Event (as defined below), the holders of shares of Convertible Preferred Stock then outstanding are entitled to be paid out of the assets or funds of the Company available for distribution to stockholders before any payment is made to the holders of common stock. The holders of Convertible Preferred Stock are entitled to an amount equal to the greater of (i) the applicable original issue price per share of the Convertible Preferred Stock, plus any declared but unpaid dividends thereon, or (ii) the amount per share that would have been payable had all shares of Convertible Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. If upon any such liquidation event, the assets or funds of the Company available for distribution to stockholders are insufficient to pay the full amount to which they are entitled, then the holders of shares of Convertible Preferred Stock in preference to any distributions to common stock will share ratably in any distribution of the assets or funds available for distribution in proportion to the respective amounts which would otherwise be payable if it were paid in full.
Unless the holders of a majority in voting power of the then outstanding shares of Convertible Preferred Stock elect otherwise, a Deemed Liquidation Event shall include a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or sale, lease, transfer, exclusive license or other disposition of all or substantially all of the Company’s assets.
Redemption
The Convertible Preferred Stock does not have redemption rights, except for the contingent redemption upon the occurrence of a Deemed Liquidation Event.

8. Convertible Preferred Stock and Stockholders’ Equity
Pre-Funded
Warrants
In April 2025, pursuant to the Subscription Agreement and immediately prior to the Closing, certain new and current investors purchased
Pre-Merger
Jade
pre-funded
warrants, which, at the effective time of the Merger, were exercisable for 7,766,247 shares of
Pre-Merger
Jade Common Stock, at a price of $0.0001 per share. At the Closing, the
Pre-Merger
Jade common stock and
Pre-Merger
Jade
pre-funded
warrants were converted into shares of the Company common stock and Company pre-funded
warrants, respectively.
The
pre-funded
warrants were recorded as a component of stockholders’ equity (deficit) within additional paid-in-capital
and have no expiration date. As of September 30, 2025, 390,853 of the pre-funded
warrants have been exercised and 7,375,394
pre-funded
warrants remain outstanding.
Convertible Preferred Stock
In June 2024,
Pre-Merger
Jade issued 20,000,000 shares of Series Seed Convertible Preferred Stock to a related party, Fairmount Healthcare Fund II L.P., an affiliate fund of Fairmount, at a purchase price of $0.0001 per share for gross proceeds of less than $0.1 million.
Upon the issuance of the Series Seed Convertible Preferred Stock, the Company assessed the embedded conversion and liquidation features of the securities as described below and determined that such features did not require the Company to separately account for these features as embedded derivatives.
In April 2025, upon the Closing, the
Pre-Merger
Jade Series Seed Convertible Preferred Stock was converted to 12,622 shares of Series A Preferred Stock.
As of September 30, 2025, Series A Preferred Stock consisted of the following (in thousands, except share amounts):

	September 30, 2025
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	12,622	12,622	$2	12,622,000

	12,622	12,622	$2	12,622,000

Pursuant to the Certificate of Designation of Preferences, Rights and Limitations of the Series A Preferred Stock (the “Series A Certificate of Designation”) filed in connection with the Redomestication, holders of Series A Preferred Stock are entitled to receive dividends on shares of Series A Preferred Stock equal to, on an as-if-converted-to-Company
common stock basis, and in the same form as, dividends actually paid on shares of Company common stock. Except as provided in the Series A Certificate of Designation or as otherwise required by law, the Series A Preferred Stock does not have voting rights. The Series A Preferred Stock shall rank on parity with the Company common stock as to the distribution of assets upon any liquidation, dissolution, or winding-up
of the Company. Each share of Series A Preferred Stock is convertible at the option of the holder, at any time, and without the payment of additional consideration by the holder. As of September 30, 2025, each outstanding share of Series A Preferred Stock was convertible into common stock at a ratio of approximately 1:1,000.
Common Stock
As of September 30, 2025, the Company has the authority to issue a total of 300,000,000 shares of common stock at a par value of $0.0001 per share. As of September 30, 2025, 32,626,730 shares of common stock, including 371,804 RSAs were issued and outstanding. Each share of common stock entitles the holder to one vote, together with the holders of Series A Preferred Stock, on all matters submitted to the stockholders for a vote. The holders of common stock are entitled to receive dividends, if any, as declared by the Company’s board of directors (the “Board of Directors”), subject to the preferential dividend rights of the holders of Series A Preferred Stock.
As of September 30, 2025, there were 36,485,024 shares of common stock reserved for issuance for the potential conversion of shares of Series A Preferred Stock into common stock, shares issuable under the exercise of pre-funded
warrants, shares reserved under the 2025 Stock Plan (as defined below), shares reserved under the 2025 ESPP (as defined below), and exercise of outstanding stock options for common stock under the 2024 Plan.